INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Statutory tax rate	27.00%	26.00%
Loss for the year before income taxes	$ (30,983,409)	$ (8,841,824)
Expected income tax recovery	(8,365,520)	(2,298,874)
Non-deductible items	2,042,556	772,027
Tax impact of rate change	0	(58,725)
Changes in recognition of deferred tax assets	6,322,964	1,585,572
Income tax expense	$ 0	$ 0